Accounts Payable - Aging Analysis of Accounts Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Accounts payable	¥ 190,847	¥ 233,169
Within 1 month or on demand [member]
Disclosure of financial liabilities [line items]
Accounts payable	164,081	201,429
After 1 month but within 3 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	8,902	13,086
After 3 months but within 6 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	7,349	7,660
After 6 months but within 9 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	3,411	2,761
After 9 months but within 12 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	¥ 7,104	¥ 8,233